DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash	$ 9,625	$ 3,252
Plant and equipment	35,658	38,743
Foreign currency translation adjustments	1,461	$ 270	$ 139
Bralorne Gold Mines Ltd [Member]
Statement Line Items [Line Items]
Cash proceeds	6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	9,558
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Plant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
Total	37,958
Loss on disposition before selling costs	(28,400)
Selling costs	(490)
Loss on disposition, net	$ (28,890)